BALANCE SHEETS - USD ($)	Mar. 31, 2023	Mar. 31, 2022
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	$ 0	$ 0
OTHER ASSETS
Cash and cash equivalents	508,245	2,370,898
Other assets	5,911	6,288
ASSETS	514,156	2,377,186
LIABILITIES
Accounts payable, accrued expenses and other liabilities	1	0
Accounts payable - affiliates	$ 7,035,500	$ 8,781,884
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 785	$ 785
LIABILITIES	7,036,286	8,782,669
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(7,446,921)	(7,296,726)
General partner	924,791	891,243
PARTNERS' CAPITAL (DEFICIT)	(6,522,130)	(6,405,483)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	514,156	2,377,186
Series 20
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(754,767)	(754,767)
General partner	754,767	754,767
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 21
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(898,231)	(898,231)
General partner	898,231	898,231
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 22
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,448,362)	(2,448,362)
General partner	2,448,362	2,448,362
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 23
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(224,264)	(224,264)
General partner	224,264	224,264
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 24
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	173,404	173,404
General partner	(173,404)	(173,404)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 25
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	219,815	219,815
General partner	(219,815)	(219,815)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 26
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	313,969	313,969
General partner	(313,969)	(313,969)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 27
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	133,264	133,264
General partner	(133,264)	(133,264)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 28
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	275,140	275,140
General partner	(275,140)	(275,140)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 29
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	47,146	108,768
Other assets	2,582	2,500
ASSETS	49,728	111,268
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 3,113,302	$ 3,108,790
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 785	$ 785
LIABILITIES	3,114,087	3,109,575
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,695,068)	(2,629,677)
General partner	(369,291)	(368,630)
PARTNERS' CAPITAL (DEFICIT)	(3,064,359)	(2,998,307)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	49,728	111,268
Series 30
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(883,119)	(883,119)
General partner	883,119	883,119
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 31
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	353,529	353,529
General partner	(353,529)	(353,529)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 32
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	380,821	380,821
General partner	(380,821)	(380,821)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 33
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	196,294	196,294
General partner	(196,294)	(196,294)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 34
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	31,891	81,705
Other assets	82	0
ASSETS	31,973	81,705
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 2,506,760	$ 2,488,268
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	2,506,760	2,488,268
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,149,650)	(2,082,108)
General partner	(325,137)	(324,455)
PARTNERS' CAPITAL (DEFICIT)	(2,474,787)	(2,406,563)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	31,973	81,705
Series 35
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	223,088	223,088
General partner	(223,088)	(223,088)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 36
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	148,221	148,221
General partner	(148,221)	(148,221)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 37
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	205,359	205,359
General partner	(205,359)	(205,359)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 38
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	188,889	188,889
General partner	(188,889)	(188,889)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 39
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	196,043	196,043
General partner	(196,043)	(196,043)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 40
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	216,900	216,900
General partner	(216,900)	(216,900)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 41
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(987,713)	(987,713)
General partner	987,713	987,713
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 42
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	216,680	216,680
General partner	(216,680)	(216,680)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 43
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
ASSETS	0	0
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	306,854	306,854
General partner	(306,854)	(306,854)
PARTNERS' CAPITAL (DEFICIT)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series 44
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	1,230,504
Other assets	0	0
ASSETS	0	1,230,504
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 28,269
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	28,269
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	207,874	1,427,661
General partner	(207,874)	(225,426)
PARTNERS' CAPITAL (DEFICIT)	0	1,202,235
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	1,230,504
Series 45
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	287,530
Other assets	0	0
ASSETS	0	287,530
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	$ 0	$ 1,138,508
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	0	1,138,508
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	348,522	(488,806)
General partner	(348,522)	(362,172)
PARTNERS' CAPITAL (DEFICIT)	0	(850,978)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	287,530
Series 46
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	429,208	662,391
Other assets	3,247	3,788
ASSETS	432,455	666,179
LIABILITIES
Accounts payable, accrued expenses and other liabilities	1	0
Accounts payable - affiliates	$ 1,415,438	$ 2,018,049
Other Liability, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]
Capital contributions payable	$ 0	$ 0
LIABILITIES	1,415,439	2,018,049
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(710,413)	(1,075,610)
General partner	(272,571)	(276,260)
PARTNERS' CAPITAL (DEFICIT)	(982,984)	(1,351,870)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	$ 432,455	$ 666,179